SHARE-BASED COMPENSATION - Schedule of Non-vested RSU Activities (Parenthetical) (Details) - Market-based Units - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE-BASED COMPENSATION
Number of shares granted	2,863,500	2,863,500
Numbers of shares, Outstanding	2,863,500